Plant and Equipment, Net (Details) - Schedule of Plant and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cost:
Total cost	$ 432,767	$ 421,364
Less: Accumulated depreciation	(368,295)	(368,341)
Plant and equipment, net	64,472	53,023
Office equipment and furniture [Member]
Cost:
Total cost	377,032	363,991
Transportation vehicles [Member]
Cost:
Total cost	$ 55,735	$ 57,373